Acquisitions (Tables) - KSix Media, Inc. and Subsidiaries [Member]	2 Months Ended
Dec. 31, 2014
Summary of Acquisitions of Assets and Liabilities Assumed

Cash	$31,334
Accounts receivable	278,171
Prepaid expenses and other assets	4,715
Property and equipment	4,585
Intangible assets	1,143,162
Total assets	1,461,967
Accounts payable and accrued expenses	(146,301)
Notes payable and long-term debt	(261,586)
Net assets acquired	1,054,080
Gain on bargain purchase	(54,080)
Consideration	$1,000,000

Summary of KSIX and BMG Operating Results

KSIX and BMG operating results for the years ended December 31, 2014 and 2013 are as follows:

	Year Ended December 31, 2014	Year Ended December 31, 2013

Revenue	$2,674,478	$3,034,829

Net income	$33,299	$94,810